STOCK-BASED COMPENSATION - Summary of stock options activity (Details) - Stock option - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at the beginning	6,535,542	8,009,767	8,009,767	4,560,786	5,101,695
Granted	368,730	1,185,250	1,234,250	4,571,700	644,600
Exercised	(170,585)	(16,601)	(55,213)	(111,482)	(91,209)
Forfeited	(1,116,317)	(2,124,428)	(2,653,262)	(1,011,237)	(1,094,300)
Outstanding at the end	5,617,370	7,053,988	6,535,542	8,009,767	4,560,786	5,101,695
Vested and expected to vest	5,617,370		6,535,542
Exercisable	4,113,816		3,986,608
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 2.97	$ 2.80	$ 2.80	$ 2.30	$ 2.22
Granted (in dollars per share)			3.00	3.20	3.17
Exercised (in dollars per share)	1.85	1.14	1.01	1.16	0.94
Outstanding at the end (in dollars per share)	2.90	$ 2.76	2.97	$ 2.80	$ 2.30	$ 2.22
Vested and expected to vest (in dollars per share)	2.90		2.74
Exercisable (in dollars per share)	$ 2.57		$ 2.51
Weighted Average Remaining Contractual Life
Outstanding (in years)	6 years 3 months 3 days	7 years 18 days	7 years 3 months 18 days	8 years 2 months 1 day	7 years 7 months 2 days	8 years 6 months 18 days
Vested and expected to vest (in years)	6 years 3 months 3 days		7 years 3 months 18 days
Exercisable (in years)	5 years 3 months 29 days		6 years 3 months 14 days